Summary of Significant Accounting Policies (Details Textual) - Entity [Domain] - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 12, 2013	Feb. 04, 2013	May. 18, 2015	Dec. 18, 2014	Aug. 29, 2014	Feb. 04, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation And Going Concern [Line Items]
Proceeds from Issuance of Common Stock			$ 1,230,000	$ 3,000,000					$ 1,205,000	$ 2,013,000	$ 4,866,000	$ 2,771,000
Allowance for Doubtful Accounts Receivable											1,000	0
Deferred Revenue											487,000	703,000
Licenses Revenue							$ 46,000	$ 193,000	63,000	448,000	834,000	711,000
Recognition of Deferred Revenue											834,000	711,000
Shipping, Handling and Transportation Costs											4,000	5,000
Amortization of Financing Costs											142,000	399,000
Other Nonoperating Income (Expense), Total							(16,000)	$ (1,000)	35,000	$ (4,000)	58,000	(33,000)
Adjustments to liabilities and foreign currency losses												36,000
Interest and Other Income												17,000
Warrant [Member]
Basis Of Presentation And Going Concern [Line Items]
Adjustments to liabilities and foreign currency losses												14,000
Steris Agreement Termination [Member]
Basis Of Presentation And Going Concern [Line Items]
Interest and Other Income												$ 15,000
Lambda Investors [Member]
Basis Of Presentation And Going Concern [Line Items]
Debt Instrument, Unamortized Discount					$ 178,000
Nonsoftware License Arrangement [Member]
Basis Of Presentation And Going Concern [Line Items]
Deferred Revenue							$ 2,624,000		$ 2,624,000
Licenses Revenue											$ 2,589,000
Accounts Receivable [Member]
Basis Of Presentation And Going Concern [Line Items]
Concentration Risk, Percentage											83.00%	97.00%
Number Of Major Customers											3	2
Sales Revenue, Net [Member]
Basis Of Presentation And Going Concern [Line Items]
Concentration Risk, Percentage											78.00%	86.00%
Number Of Major Customers											3	3
Senior Notes [Member]
Basis Of Presentation And Going Concern [Line Items]
Amortization of Financing Costs	$ 204,000	$ 53,000
Senior Notes [Member] | Lambda Investors [Member]
Basis Of Presentation And Going Concern [Line Items]
Amortization of Financing Costs	$ 204,000					$ 195,000
Repayments of Long-term Debt, Total					$ 1,750,000